Schedule of General and Administrative Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 40,889	₪ 53,669	₪ 42,610
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	4,921	8,053	10,329
Consulting and professional expenses [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	9,635	9,599	8,555
Directors’ fees [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	176	289	431
Insurance [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	1,239	1,640	1,749
Rent and maintenance [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	4,989	5,796	5,958
Provision for doubtful debts [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	7,238	16,878	4,363
Fees [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	666	627	680
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	8,174	8,666	7,871
Other [member]
IfrsStatementLineItems [Line Items]
Total General and administrative expense	₪ 3,851	₪ 2,121	₪ 2,674